GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2021
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE	GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

(US$ Millions) Years ended Dec. 31,	2021	2020	2019
Employee compensation and benefits	$360	$385	$366
Management fees	241	116	159
Transaction costs	48	24	66
Professional fees	97	98	99
Facilities and technology fees	47	54	60
Other	131	139	132
Total general and administrative expense	$924	$816	$882